Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Investments [Abstract]
Summary of Short-Term Investments

(in thousands)	December 31, 2019	December 31, 2018
Money market deposits	$87,468	$20,000
Commercial paper	22,459	179,219
Loans receivable	19,659	35,037
Total	$129,586	$234,256